Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Capital Accumulation Plan (the Plan) provides only general information. Participants should refer to the plan document or summary plan description for a more complete description of the Plan’s provisions.
General - The Plan, sponsored by Rochelle Foods, LLC, is a defined contribution plan covering certain non-exempt hourly employees of Rochelle Foods, LLC; Creative Contract Packaging, LLC; Osceola Food, LLC; Burke Marketing Corporation; Provena Foods, Inc.; Lloyd’s Barbeque Company, LLC; Progressive Processing, LLC; Skippy Foods, LLC; Fontanini Foods, LLC; Columbus Manufacturing, Inc.; Alma Foods, LLC; Sadler's Smokehouse, LLC and Hormel Foods Operations, LLC. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
During the plan year ended December 31, 2024, the following amendments were made to the Plan's participating employers:
•Effective October 18, 2024, the closing date of the divestiture, Hormel Health Labs, LLC ceased being a participating employer in the Plan. Participants employed by Hormel Health Labs, LLC as of the closing date of the sale were fully vested in the participant's account under the plan.
•Effective November 18, 2024, the closing date of the divestiture, Mountain Prairie, LLC ceased being a participating employer in the Plan. Participants employed by Mountain Prairie, LLC as of the closing date of the sale were fully vested in the participant's account under the plan.
Eligibility - Employees in recognized employment, as defined by the Plan, become participants immediately or upon completing six months and 500 hours of eligibility service, depending on participating employer.
Contributions - Employees who elect to contribute to the Plan can authorize a deduction of 1% to 50% of their pre-tax and/or after tax compensation, subject to Internal Revenue Service (IRS) limitations. Eligible employees who have not enrolled shall be deemed to have automatically elected to contribute 2% of their pre-tax compensation to the Plan through payroll deductions. Participants automatically enrolled will have their contribution percentage increased by 1% each year up to a maximum of either 4% or 6% of eligible compensation. Participants receive advance notice of their right to elect out of both of these automatic plan features and are permitted to stop or change either feature at any time.
The employer provides matching contributions and fixed incentive contributions. These contributions vary according to employee classification and employer.
Participant Accounts - Individual accounts are maintained for each plan participant. Each participant’s account is credited with the participant’s contributions, the employer’s contributions, and an allocation of the earnings and losses for the participant’s selected investment funds. The participant’s account is charged with an allocation of administrative expenses if the employer does not pay those expenses from its own assets. Allocations are based on account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.
Investments - Contributions to the Plan are invested in one or more investment funds at the option of the participant. The Plan contains a diversified selection of funds intended to satisfy Section 404(c) of ERISA. Participants may also invest in self-directed brokerage accounts.
Vesting - Participant contributions are fully vested immediately. Participants generally become 100% vested after five years of vesting service (20% per year) in the employer matching contributions and fixed incentive contributions.
Payment of Benefits - Benefits are payable upon termination of service due to death, disability, termination, or retirement. Participants may elect to receive the vested interest of their accounts in the form of a lump sum, annuity, partial payments, or installments. Complete details of payment provisions are described in a summary plan description, available from the Sponsor.
Forfeitures and Unallocated Assets - Forfeited balances of terminated participants’ non-vested accounts are used to reduce future employer contributions or plan administrative expenses. Forfeitures used to reduce employer contributions and plan administrative expenses for the years ended December 31, 2025 and December 31, 2024, totaled $2,106,382 and $146,432, respectively. Forfeited accounts and unallocated assets (e.g. loan repayments, rollovers) as of December 31, 2025 and December 31, 2024 were $110,284 and $1,274,721, respectively.
Notes Receivable from Participants - Participants may borrow from their accounts a minimum of $500 up to a maximum of the lesser of $50,000 or 50% of their vested account balances. Loan terms range from one year to five years or up to 15 years for the purchase of a primary residence. The interest rate is 2% over the prime rate of interest published in The Wall Street Journal on the date the loan is granted or, if the loan is for a primary residence, on the date the loan is requested. The loans are secured by the balance in the participant’s account. Participants are required to make repayments of principal and interest through payroll deductions. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
Plan Termination - The employer may, at its sole discretion, discontinue contributions or terminate the Plan at any time, without the consent of any participant or beneficiary subject to restrictions set by a collective bargaining agreement and subject to the provisions of ERISA. Upon the Plan’s termination, all amounts credited to participants would become fully vested, and assets of the Plan would be distributed to participants based on amounts previously credited to their respective accounts.